Other Assets - Other Current Assets (Detail) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Other Assets Current [Abstract]
Advance payments to Zeiss	€ 69,307	€ 99,415
Prepaid expenses	161,482	100,077
Operations to be invoiced	40,912	8,114
Derivative financial instruments	38,257	40,843
VAT	41,121	67,381
Other assets	39,012	20,591
Other current assets	€ 390,091	€ 336,421